Basic and Diluted Net Loss per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (13,548)	$ (5,702)	$ (26,086)	$ (10,484)	$ (21,807)	$ (25,678)
Extinguishment of redeemable convertible preferred stock					13,051	0
Net loss attributable to common stockholders					$ (8,756)	$ (25,678)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	19,656,762	18,068,448	19,715,885	18,553,332	19,232,455	15,629,519
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	19,656,762	18,068,448	19,715,885	18,553,332	19,232,455	15,629,519
Net loss per share attributable to common stockholders, basic (in usd per share)	$ (0.69)	$ (0.32)	$ (1.32)	$ (0.57)	$ (0.46)	$ (1.64)
Net loss per share attributable to common stockholders, diluted (in usd per share)	$ (0.69)	$ (0.32)	$ (1.32)	$ (0.57)	$ (0.46)	$ (1.64)